AIG Senior Floating Rate Fund

PORTFOLIO OF INVESTMENTS—September 30, 2020 — (unaudited)

Industry Description		Ratings (1)					Principal
	Type	Moody’s	S&P	Interest Rate	Reference Rate	Maturity Date (2)	Amount**/ Shares	Value (Note 1)
LOANS (3) (4)-88.2%
Aerospace & Defense-0.8%

Maxar Technologies, Ltd.	BTL-B	B2	B	2.90	1 ML+2.75%	10/04/2024	366,464	$351,806
Spirit AeroSystems Inc.	BTL-B	Ba2	BB-	TBD		01/30/2025	140,000	139,650
TransDigm Group, Inc.	BTL-F	Ba3	B+	2.40	1 ML+2.25%	12/09/2025	861,152	814,111

								1,305,567

Airlines-0.8%

JetBlue Airways Corp	BTL	Ba2	B+	6.25	3 ML+5.25%	06/17/2024	192,563	190,926
Mileage Plus Holdings LLC	BTL-B	Baa3	NR	6.25	3 ML+5.25%	06/25/2027	375,000	380,918
SkyMiles IP, Ltd.	1st Lien	Baa1	NR	TBD		10/20/2027	635,000	639,763

								1,211,607

Auto Components-1.4%

Adient US LLC	BTL-B	Ba3	B+	4.40	1 ML+4.25%	05/06/2024	424,063	418,989
Adient US LLC	BTL-B	Ba3	B+	4.49	3 ML+4.25%	05/06/2024	143,750	142,030
First Brands Group LLC	BTL-B	NR	B	8.50	2 ML+7.50%	02/02/2024	501,844	488,670
Panther BF Aggregator 2 LP	BTL-B	B1	B	3.65	1 ML+3.50%	04/30/2026	495,000	482,006
Panther BF Aggregator 2 LP(9)	BTL-B	B1	B	3.75	1 ME+3.75%	04/30/2026	EUR500,000	574,500

								2,106,195

Beverages-0.4%

Sunshine Investments BV	BTL-B	B1	B+	TBD		03/28/2025	525,000	608,710

Building Products-0.5%

Advanced Drainage Systems, Inc.	BTL-B	Ba1	BB	2.44	1 ML+2.25%	07/31/2026	500	498
NCI Building Systems, Inc.	BTL-B	B2	B+	3.90	1 ML+3.75%	04/12/2025	252,614	248,035
Wilsonart LLC	BTL-D	B2	B+	4.25	3 ML+3.25%	12/19/2023	542,845	536,331

								784,864

Capital Markets-1.5%

Aretec Group, Inc.	1st Lien	B2	B-	4.40	1 ML+4.25%	10/01/2025	399,219	379,258
Deerfield Dakota Holding LLC(9)	BTL-B	B2	B-	4.00	1 ME+4.00%	04/09/2027	EUR748,125	858,500
Deerfield Dakota Holding LLC	BTL-B	B2	B-	4.75	1 ML+3.75%	04/09/2027	498,750	495,217
NFP Corp.	BTL	B1	B	3.40	1 ML+3.25%	02/15/2027	669,992	640,680

								2,373,655

Chemicals-4.5%

ASP Unifrax Holdings, Inc.(9)	BTL-B1	Caa1	CCC+	3.75	3 ML+3.75%	12/12/2025	500,304	433,389
ASP Unifrax Holdings, Inc.	BTL-B	Caa3	CCC	8.75	3 ML+8.50%	12/14/2026	375,000	301,875
Diamond (BC) BV(9)	BTL	B1	CCC+	3.25	3 ME+3.25%	09/06/2024	EUR403,712	449,271
Diamond (BC) BV	BTL	B1	CCC+	3.26	3 ML+3.00%	09/06/2024	889,838	830,330
Diamond (BC) BV	BTL	B1	CCC+	6.00	3 ML+5.00%	09/06/2024	395,000	394,013
H.B. Fuller Company	BTL-B	Ba2	BB	2.16	1 ML+2.00%	10/20/2024	495,364	488,398
Hexion, Inc.	BTL	Ba3	B+	3.80	3 ML+3.50%	07/01/2026	389,691	382,872
Messer Industries GmbH	BTL-B1	B1	BB-	2.72	3 ML+2.50%	03/01/2026	406,421	398,089
Minerals Technologies, Inc.	BTL-B1	Ba1	BB+	3.00	3 ML+2.25%	02/14/2024	56,456	55,609
Minerals Technologies, Inc.	BTL-B1	Ba1	BB+	3.00	1 ML+2.25%	02/14/2024	770,813	759,251
SCIH Salt Holdings, Inc.	BTL-B	B3	B	5.50	3 ML+4.50%	03/16/2027	399,000	398,003
Starfruit Finco BV	BTL-B	B1	B+	3.15	1 ML+3.00%	10/01/2025	398,257	384,318
Tronox Finance LLC	BTL-B	Ba3	B+	3.15	1 ML+3.00%	09/23/2024	473,971	466,138
Tronox Finance LLC	BTL-B	Ba3	B+	3.22	3 ML+3.00%	09/23/2024	334,438	328,910
U.S. Coating Acquisition, Inc.	BTL-B2	Ba1	BBB-	1.97	3 ML+1.75%	06/01/2024	391,710	381,721
WR Grace & Co.	BTL-B1	Ba1	BBB-	1.97	3 ML+1.75%	04/03/2025	182,332	177,637
WR Grace & Co.	BTL-B2	Ba1	BBB-	2.06	3 ML+1.75%	04/03/2025	312,568	304,520

								6,934,344

Commercial Services & Supplies-3.9%

ADS Waste Holdings, Inc.	BTL-B3	Ba3	BB+	3.00	1 WL+2.25%	11/10/2023	924,971	921,631
Amentum Government Services Holdings LLC	BTL-B	Ba3	B	3.65	1 ML+3.50%	02/01/2027	533,663	525,658
APX Group, Inc.	BTL	B3	B-	5.15	1 ML+5.00%	12/31/2025	635,652	623,098
APX Group, Inc.	BTL	B3	B-	7.25	USFRBPLR+4.00%	12/31/2025	421	413
Brickman Group, Ltd.	BTL-B	B1	BB-	2.69	1 ML+2.50%	08/15/2025	996,475	985,264
Clean Harbors, Inc.	BTL-B	Ba1	BBB-	1.90	1 ML+1.75%	06/28/2024	535,008	532,835
Grizzly Acquisition, Inc.	BTL-B	Ba3	BB+	3.55	3 ML+3.25%	10/01/2025	593,775	572,498
PSAV Holdings LLC	1st Lien	Caa3	CCC-	4.25	3 ML+3.25%	03/03/2025	6,928	5,142
PSAV Holdings LLC	1st Lien	Caa3	CCC-	4.25	1 ML+3.25%	03/03/2025	196,375	145,727
PSAV Holdings LLC	1st Lien	Caa3	CCC-	4.25	6 ML+3.25%	03/03/2025	197,299	146,412
Techem Verwaltungsgesellschaft 675 mbH	BTL-B4	B1	B+	TBD		07/15/2025	667,888	766,507
Verisure Holdings AB(9)		B1	B	4.00	3 ME+4.00%	07/20/2026	EUR600,000	701,613

								5,926,798

Construction & Engineering-1.1%

Brand Energy & Infrastructure Services, Inc.	1st Lien	B3	B-	5.25	3 ML+4.25%	06/21/2024	995,683	926,123
Hamilton Holdco, LLC	BTL-B	Ba1	BB+	2.23	3 ML+2.00%	01/02/2027	714,812	691,581

								1,617,704

Construction Materials-1.2%

Quikrete Holdings, Inc.	1st Lien	B1	BB-	2.65	1 ML+2.50%	02/01/2027	996,317	971,720
Summit Materials LLC	BTL-B	Ba1	BBB-	2.14	1 ML+2.00%	11/21/2024	884,975	874,189

								1,845,909

Consumer Finance-0.2%

GreenSky Holdings LLC	BTL-B2	B1	B+	5.50	1 ML+4.50%	03/29/2025	384,038	370,596

Containers & Packaging-3.2%

Berlin Packaging LLC	BTL-B	B3	B-	3.16	1 ML+3.00%	11/07/2025	513,183	495,703
Berlin Packaging LLC	BTL-B	B3	B-	3.23	3 ML+3.00%	11/07/2025	4,328	4,181
Berry Plastics Holding Corp.	BTL-W	Ba2	BBB-	2.16	1 ML+2.00%	10/01/2022	578,913	574,089
Berry Plastics Holding Corp.	BTL-Y	Ba2	BBB-	2.16	1 ML+2.00%	07/01/2026	498,752	482,889
Flex Acquisition Co., Inc.	BTL	B2	B	3.55	3 ML+3.25%	06/29/2025	289,259	280,491
Flex Acquisition Co., Inc.	1st Lien	B2	B	4.00	3 ML+3.00%	12/29/2023	613,340	597,393

Pregis TopCo Corporation	BTL	B2	B	3.90	1 ML+3.75%	07/31/2026	397,000	391,045
ProAmpac PG Borrower LLC	1st Lien	B3	B-	4.50	2 ML+3.50%	11/20/2023	146,796	144,686
ProAmpac PG Borrower LLC	1st Lien	B3	B-	4.50	3 ML+3.50%	11/20/2023	249,720	246,130
ProAmpac PG Borrower LLC	2nd Lien	Caa2	CCC	9.50	2 ML+8.50%	11/18/2024	385,000	359,494
Reynolds Group Holdings, Inc.	BTL	B1	B+	TBD		02/05/2023	395,004	390,375
Tosca Services LLC		B2	B	5.25	1 ML+4.25%	07/28/2027	975,000	973,781

								4,940,257

Diversified Consumer Services-0.8%

Belron Finance US LLC	BTL-B	Ba3	BB	2.75	3 ML+2.50%	11/13/2025	589,500	580,658
Belron Finance US LLC	BTL-B	Ba3	BB	2.77	3 ML+2.50%	10/30/2026	148,875	147,014
Weight Watchers International, Inc.	BTL-B	Ba2	BB	5.50	1 ML+4.75%	11/29/2024	434,673	433,043

								1,160,715

Diversified Financial Services-3.2%

EVO Payments International LLC	1st Lien	B2	B	3.40	1 ML+3.25%	12/22/2023	915,563	901,829
Financial & Risk US Holdings, Inc.(9)	BTL-B	B2	B	3.25	1 ME+3.25%	10/01/2025	EUR482,368	557,461
Financial & Risk US Holdings, Inc.	BTL-B	B2	B	3.40	1 ML+3.25%	10/01/2025	560,025	554,162
GT Polaris, Inc.	BTL-B	B2	B	TBD		08/04/2027	195,000	193,131
Millennium Trust Company, LLC	BTL-B	B2	B	5.15	1 ML+5.00%	03/27/2026	418,625	398,740
MPH Acquisition Holdings LLC	BTL-B	B1	B+	3.75	3 ML+2.75%	06/07/2023	811,068	796,439
Nets Holding AS(9)	BTL-B	B1	B-	3.25	3 ME+3.25%	02/06/2025	EUR798,159	908,020
Trans Union LLC	BTL-B5	Ba2	BB+	1.90	1 ML+1.75%	11/16/2026	704,190	685,831

								4,995,613

Diversified Telecommunication Services-2.9%

Altice France SA	BTL-B12	B2	B	3.84	1 ML+3.69%	01/31/2026	992,717	953,009
Consolidated Communications Inc	BTL-B	B2	B+	TBD		10/02/2027	210,000	207,550
Lorca Finco PLC	BTL-B	B1	B+	TBD		09/18/2027	715,000	833,237
MTN Infrastructure TopCo, Inc.	BTL-B	B2	B	4.00	1 ML+3.00%	11/15/2024	995,058	977,645
MTN Infrastructure TopCo, Inc	BTL-B	B2	B	5.00	1 ML+4.00%	11/17/2024	558,600	555,109
Telenet Financing USD LLC	BTL-AR	Ba3	BB-	2.15	1 ML+2.00%	04/30/2028	920,000	886,266

								4,412,816

Electronic Equipment, Instruments & Components-0.4%

Avantor, Inc.	1st Lien	Ba2	BB-	3.25	1 ML+2.25%	11/21/2024	156,081	153,740
Lifescan Global Corporation	BTL-B	B3	B	7.18	6 ML+6.00%	10/01/2024	462,036	434,313

								588,053

Energy Equipment & Services-0.2%

Philadelphia Energy Solutions LLC†(5)(10)(11)(14)	BTL-C	NR	NR	11.24	USFRBPLR+6.99%	12/31/2022	836,796	167,359
Seadrill Partners Finco LLC(5)	BTL-B	Caa3	D	7.00	3 ML+6.00%	02/21/2021	869,889	114,173
Seadrill Partners Finco LLC(5)(13)	Delayed Draw	NR	NR	11.00	3 ML+0.00%	02/21/2021	24,389	24,999

								306,531

Entertainment-2.0%

Crown Finance US, Inc.(9)	BTL	B3	CCC-	2.38	6 ME+2.38%	02/28/2025	EUR131,744	102,525
Crown Finance US, Inc.	BTL	B3	CCC-	2.52	6 ML+2.25%	02/28/2025	582,877	389,694
Delta 2 (Lux) SARL	BTL-B	B2	B+	3.50	1 ML+2.50%	02/01/2024	850,951	823,768
NAI Entertainment Holdings LLC	BTL-B	B3	B+	3.50	1 ML+2.50%	05/08/2025	414,400	377,104
Nascar Holdings, Inc.	BTL-B	Ba3	BB	2.89	1 ML+2.75%	10/19/2026	244,040	238,489
UFC Holdings LLC	BTL	B2	B	4.25	6 ML+3.25%	04/29/2026	453,505	447,043
UFC Holdings LLC	BTL	B2	B	4.25	3 ML+3.25%	04/29/2026	498,750	490,437
William Morris Endeavor Entertainment LLC	BTL-B	B3	CCC+	2.90	1 ML+2.75%	05/18/2025	295,604	252,742

								3,121,802

Food & Staples Retailing-0.8%

U.S. Foods, Inc.	BTL-B	B3	BB-	1.90	1 ML+1.75%	06/27/2023	768,883	738,128
U.S. Foods, Inc.	BTL-B	B3	BB-	2.75	1 ML+2.00%	09/13/2026	534,600	509,875

								1,248,003

Food Products-2.6%

Atkins Nutritionals, Inc.	BTL-B	B1	B+	4.75	1 ML+3.75%	07/07/2024	439,493	439,767
Bellring Brands LLC	BTL-B	B2	B+	6.00	1 ML+5.00%	10/21/2024	158,813	158,912
B&G Foods, Inc.	BTL-B	Ba1	BB	2.65	1 ML+2.50%	10/10/2026	293,171	292,163
CHG PPC Parent LLC	BTL-B	B2	B	2.90	1 ML+2.75%	03/31/2025	420,325	403,512
Froneri International PLC	BTL	B1	B+	2.40	1 ML+2.25%	01/31/2027	648,375	622,642
Froneri International PLC(9)	BTL	B1	B+	2.63	1 ME+2.63%	01/31/2027	EUR700,000	796,221
Froneri International PLC(9)	2nd Lien	B3	B-	5.75	1 ME+5.75%	01/31/2028	EUR100,000	117,098
Froneri International PLC	2nd Lien	B3	B-	5.90	1 ML+5.75%	01/31/2028	100,000	99,250
Hostess Brands LLC	BTL	B1	BB-	3.00	3 ML+2.25%	08/03/2025	762,712	748,569
Hostess Brands LLC	BTL	B1	BB-	3.00	1 ML+2.25%	08/03/2025	284,044	278,778

								3,956,912

Gas Utilities-0.3%

UGI Energy Services LLC	BTL-B	Ba3	NR	3.90	1 ML+3.75%	08/13/2026	495,215	492,739

Health Care Providers & Services-7.0%

Biogroup LCD	BTL-B	B2	B-	TBD		04/25/2026	510,000	586,488
Catalent Pharma Solutions, Inc.	BTL-B2	Ba2	BB+	3.25	1 ML+2.25%	05/18/2026	576,225	572,624
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	1 ML+2.50%	03/01/2024	24,384	23,866
Change Healthcare Holdings, Inc.	BTL-B	B1	B+	3.50	3 ML+2.50%	03/01/2024	892,032	873,076
Dental Corp. Perfect Smile ULC	1st Lien	B2	B-	4.75	1 ML+3.75%	06/06/2025	597,284	563,315
DuPage Medical Group, Ltd.	1st Lien	B1	B	3.50	1 ML+2.75%	08/15/2024	406,191	396,036
DuPage Medical Group, Ltd.	2nd Lien	Caa1	CCC+	7.75	1 ML+7.00%	08/15/2025	623,968	560,011
Envision Healthcare Corp.	1st Lien	Caa1	CCC	3.90	1 ML+3.75%	10/10/2025	353,684	252,294
Eyecare Partners LLC(6)	Delayed Draw	B3	B	3.75		02/18/2027	137,162	128,658
Eyecare Partners LLC	BTL	B3	B	3.90	1 ML+3.75%	02/18/2027	584,899	548,635
Gentiva Health Services, Inc.	BTL-B	B1	B	3.44	1 ML+3.25%	07/02/2025	990,840	969,167
Healogics, Inc.	1st Lien	Caa2	CCC-	5.25	3 ML+4.25%	07/01/2021	950,060	676,918
IQVIA, Inc.(9)	BTL-B	Ba1	BBB-	2.00	3 ME+2.00%	06/11/2025	EUR908,975	1,048,854
LGC Group Holdings, Ltd.(9)	BTL-B	B3	NR	3.25	1 ME+3.25%	04/21/2027	EUR595,000	680,070
MED ParentCo LP(6)	Delayed Draw	B3	B-	4.25-4.40		08/31/2026	162,188	153,605
MED ParentCo LP	1st Lien	B3	B-	4.40	1 ML+4.25%	08/31/2026	646,769	612,544
Pathway Vet Alliance LLC(6)	Delayed Draw	B2	B	2.00		03/31/2027	19,918	19,582
Pathway Vet Alliance LLC	BTL	B2	B	4.15	1 ML+4.00%	03/31/2027	243,856	239,741

Pharmaceutical Product Development, Inc.	BTL-B	Ba2	B+	3.50	1 ML+2.50%	08/18/2022	505,795	503,611
Sound Inpatient Physicians	1st Lien	Ba3	B	2.90	1 ML+2.75%	06/27/2025	562,801	550,607
Surgery Center Holdings, Inc.	1st Lien	B2	B-	4.25	1 ML+3.25%	09/03/2024	411,226	388,021
Surgery Center Holdings, Inc	BTL	B2	B-	9.00	1 ML+8.00%	09/03/2024	472,625	476,563

								10,824,286

Hotels, Restaurants & Leisure-5.2%

8th Avenue Food & Provisions, Inc.	1st Lien	B2	B-	3.65	1 ML+3.50%	10/01/2025	417,563	413,735
8th Avenue Food & Provisions, Inc.	2nd Lien	Caa1	CCC	7.90	1 ML+7.75%	10/01/2026	270,000	266,625
Aramark Services, Inc.	BTL-B1	Ba2	BB+	1.90	1 ML+1.75%	03/11/2025	596,904	570,416
Aramark Services, Inc.	BTL-B4	Ba2	BB+	1.90	1 ML+1.75%	01/15/2027	378,100	361,322
Boyd Gaming Corp.	BTL-B3	Ba3	BB-	2.36	1 WL+2.25%	09/15/2023	623,580	605,184
Caesars Resort Collection LLC	BTL-B	B1	B+	2.90	1 ML+2.75%	12/23/2024	994,944	929,719
Caesars Resort Collection LLC	BTL-B1	B1	B+	4.65	1 ML+4.50%	07/21/2025	563,333	544,220
Caesars Resort Collection LLC	BTL-B1	B1	B+	4.77	3 ML+4.50%	07/21/2025	281,667	272,110
Carnival Corp	BTL-B	Ba2	BB+	8.50	1 ML+7.50%	06/30/2025	463,838	468,090
CityCenter Holdings LLC	BTL-B	B2	B+	3.00	1 ML+2.25%	04/18/2024	496,108	475,396
Golden Entertainment, Inc.	1st Lien	B1	B+	3.75	1 ML+3.00%	10/21/2024	750,875	720,840
IRB Holding Corp.	BTL-B	B3	B	3.75	3 ML+2.75%	02/05/2025	967	922
IRB Holding Corp.	BTL-B	B3	B	3.75	6 ML+2.75%	02/05/2025	376,294	358,655
Penn National Gaming, Inc.	BTL-B	B1	BB-	3.00	1 ML+2.25%	10/15/2025	692,663	672,624
Playtika Holding Corp.	BTL-B	B1	B+	7.00	6 ML+6.00%	12/10/2024	909,563	909,904
Station Casinos LLC	BTL-B	B1	BB-	2.40	1 ML+2.25%	02/08/2027	406,021	385,974

								7,955,736

Household Durables-0.3%

Installed Building Products, Inc.	BTL-B	Ba3	BB+	2.40	1 ML+2.25%	04/15/2025	500,000	480,000

Household Products-0.4%

Energizer Holdings, Inc.	BTL-B	Ba1	BB+	2.44	1 ML+2.25%	12/17/2025	95,618	93,944
Prestige Brands, Inc.	BTL-B4	Ba3	BB	2.15	1 ML+2.00%	01/26/2024	189,493	187,835
Reynolds Consumer Products, Inc.	BTL	Ba1	BB+	1.90	1 ML+1.75%	02/04/2027	353,201	347,902

								629,681

Industrial Conglomerates-0.1%

Ameriforge Group, Inc.(12)	BTL	NR	NR	5.00-14.00	3 ML+8.00%	06/08/2022	106,622	90,629
UTEX Industries, Inc.†(5)(10)	1st Lien	Ca	NR	5.31	3 ML+4.00%	05/22/2021	303,396	90,513

								181,142

Insurance-4.7%

Acrisure LLC	BTL-B	B2	B	3.65	1 ML+3.50%	02/15/2027	442,775	426,724
Asurion LLC	BTL-B4	Ba3	B+	3.15	1 ML+3.00%	08/04/2022	758,273	747,467
Asurion LLC	BTL-B6	Ba3	B+	3.15	1 ML+3.00%	11/03/2023	501,453	493,214
Asurion LLC	BTL-B7	Ba3	B+	3.15	1 ML+3.00%	11/03/2024	503,363	494,284
Asurion LLC	2nd Lien	B3	B	6.65	1 ML+6.50%	08/04/2025	1,390,303	1,391,296
Compass Investments, Inc.	BTL-B	B2	B	3.22	3 ML+3.00%	05/16/2024	1,068,531	1,032,135
Hub International, Ltd.	BTL-B	B2	B	3.26	3 ML+3.00%	04/25/2025	962,838	928,657
Ryan Specialty Group LLC	BTL	B1	B	4.00	1 ML+3.25%	09/01/2027	270,000	267,638
Sedgwick Claims Management Services, Inc.	BTL-B	B2	B	3.40	1 ML+3.25%	12/31/2025	1,328,003	1,279,626
Sedgwick Claims Management Services, Inc.	BTL-B3	B2	B	5.25	1 ML+4.25%	09/03/2026	234,413	232,215

								7,293,256

Internet & Direct Marketing Retail-1.1%

Go Daddy Operating Co. LLC	BTL-B1	Ba1	BB	1.90	1 ML+1.75%	02/15/2024	394,414	385,047
Go Daddy Operating Co. LLC	BTL-B3	Ba1	BB	2.65	1 ML+2.50%	08/10/2027	309,225	304,458
MH Sub I LLC	BTL	B2	B	4.75	1 ML+3.75%	09/13/2024	294,263	290,707
Rodan & Fields, LLC	BTL-B	Caa2	B-	4.15	1 ML+4.00%	06/16/2025	354,813	240,386
Shutterfly, Inc.	BTL-B	B2	B-	7.00	3 ML+6.00%	09/25/2026	500,806	453,439

								1,674,037

IT Services-2.9%

Blackhawk Network Holdings, Inc.	1st Lien	B1	B-	3.15	1 ML+3.00%	06/15/2025	800,855	754,472
CCC Information Services, Inc.	1st Lien	B3	B-	4.00	1 ML+3.00%	04/29/2024	901,512	893,999
Science Applications International Corp.	BTL-B	Ba1	BB+	2.40	1 ML+2.25%	03/12/2027	277,671	273,332
Tempo Acquisition LLC	BTL-B	B1	B	3.75	1 ML+3.25%	11/02/2026	975,480	946,825
Web.com Group, Inc.	BTL-B2	Caa2	CCC+	7.90	1 ML+7.75%	10/09/2026	633,015	598,199
WEX, Inc.	BTL-B3	Ba2	BB-	2.40	1 ML+2.25%	05/15/2026	1,009,546	972,740

								4,439,567

Leisure Products-0.6%

Hayward Industries, Inc.	1st Lien	B3	B	3.65	1 ML+3.50%	08/05/2024	388,363	377,683
SRAM LLC	BTL-B	B1	BB-	3.75	6 ML+2.75%	03/15/2024	520,746	518,142
SRAM LLC	BTL-B	B1	BB-	3.75	1 ML+2.75%	03/15/2024	33,236	33,070

								928,895

Life Sciences Tools & Services-0.3%

Syneos Health, Inc.	BTL-B	Ba3	BB	1.90	1 ML+1.75%	08/01/2024	528,343	515,299

Machinery-2.6%

Altra Industrial Motion Corp.	BTL-B	Ba2	BB-	2.15	1 ML+2.00%	10/01/2025	452,301	440,428
Fluidra SA	BTL-B	Ba3	BB	2.15	1 ML+2.00%	07/02/2025	372,067	361,836
Ingersoll-Rand Company Ltd.(9)	BTL-B	Ba2	BB+	2.00	1 ME+2.00%	03/01/2027	EUR823,216	942,739
Navistar International Corp.	BTL-B	Ba2	BB-	3.66	1 ML+3.50%	11/06/2024	539,488	534,093
Pro Mach Group Inc(6)	Delayed Draw	B2	B-	1.75		03/07/2025	86,692	88,860
Pro Mach Group Inc	BTL	B2	B-	4.50	3 ML+3.50%	03/07/2025	263,308	256,067
Vertical Midco GMBH(9)	BTL-B	B1	B	4.25	6 ME+4.25%	07/30/2027	EUR150,000	175,290
Vertical US Newco Inc.	BTL-B	B1	B	4.57	3 ML+4.25%	07/30/2027	725,000	718,397
WireCo WorldGroup, Inc.	1st Lien	Caa1	B	6.00	6 ML+5.00%	09/30/2023	595,798	514,869

								4,032,579

Media-7.9%

Advantage Sales & Marketing LLC	1st Lien	B2	CCC+	4.25	1 ML+3.25%	07/23/2021	252,773	247,876
Advantage Sales & Marketing LLC	2nd Lien	Caa2	CCC-	7.50	1 ML+6.50%	07/25/2022	500,000	479,167
Banijay Group US Holding Inc	BTL	B1	B	TBD		03/04/2025	170,000	194,832
Banijay Group US Holding Inc	BTL	B1	B	3.91	1 ML+3.75%	03/01/2025	425,000	415,438
Charter Communications Operating LLC	BTL-B2	Ba1	BBB-	1.90	1 ML+1.75%	02/01/2027	645,788	630,898

CSC Holdings, Inc.	BTL-B	Ba3	BB	2.40	1 ML+2.25%	07/17/2025	494,030	476,986
CSC Holdings, Inc.	BTL-B5	Ba3	BB	2.65	1 ML+2.50%	04/15/2027	1,274,844	1,233,730
E.W. Scripps Co.	BTL-B2	Ba3	BB-	2.65	1 ML+2.50%	05/01/2026	630,432	613,292
Gray Television, Inc.	BTL-C	Ba2	BB	2.66	1 ML+2.50%	01/02/2026	1,007,627	988,034
Houghton Mifflin Harcourt Publishing Company	BTL-B	Caa1	B	7.25	1 ML+6.25%	11/22/2024	481,250	445,758
ION Media Networks, Inc.	BTL-B	B1	BB-	3.15	1 ML+3.00%	12/18/2024	1,038,670	1,033,737
Nielsen Fianance LLC	BTL-B5	Ba1	BBB-	4.75	1 ML+3.75%	06/04/2025	99,750	99,314
NEP Group, Inc.	1st Lien	Caa2	B	3.40	1 ML+3.25%	10/20/2025	519,854	445,775
NEP Group, Inc.	2nd Lien	Ca	CCC	7.15	1 ML+7.00%	10/19/2026	595,000	446,250
Nexstar Broadcasting, Inc.	BTL-B4	Ba3	BB	2.91	1 ML+2.75%	09/18/2026	1,292,041	1,262,970
Radiate Holdco LLC	BTL	B1	B	TBD		09/25/2026	260,000	255,084
UPC Broadband Holding BV	BTL-B1	B1	BB-	TBD		01/31/2029	150,000	173,278
UPC Broadband Holding BV	BTL-B1	B1	BB-	TBD		01/31/2029	560,000	540,820
UPC Broadband Holding BV	BTL-B2	B1	BB-	TBD		01/31/2029	150,000	173,278
UPC Broadband Holding BV	BTL-B2	B1	BB-	TBD		01/31/2029	560,000	540,820
Virgin Media Bristol LLC	BTL-Q	Ba3	BB-	TBD		01/31/2029	480,000	471,429
Ziggo Secured Finance Partnership	BTL-I	B1	B+	2.65	1 ML+2.50%	04/30/2028	1,000,000	962,222

								12,130,988

Metals & Mining-0.6%

American Rock Salt Co. LLC	1st Lien	B2	B	4.50	1 ML+3.50%	03/21/2025	995,403	994,159

Multiline Retail-0.7%

Peer Holding B.V.(9)	BTL-B	B1	B+	3.25	3 ME+3.25%	03/08/2025	1,000,000	1,122,621

Oil, Gas & Consumable Fuels-2.0%

BCP Renaissance Parent LLC	BTL-B	B2	B	4.50	2 ML+3.50%	10/31/2024	288,662	266,146
California Resources Corp.†(5)(10)(11)	2nd Lien	WR	NR	11.38	3 ML+10.38%	12/31/2021	500,000	10,313
Medallion Midland Acquisition LLC	1st Lien	B2	B-	4.25	1 ML+3.25%	10/30/2024	698,292	655,230
Oryx Midstream Services LLC	BTL-B	B2	B-	4.15	1 ML+4.00%	05/22/2026	571,559	525,834
Power Buyer LLC	1st Lien	B3	B-	4.25	3 ML+3.25%	03/06/2025	807,203	785,207
Power Buyer LLC	2nd Lien	Caa2	CCC	8.25	3 ML+7.25%	03/06/2026	585,000	506,025
Traverse Midstream Partners LLC	BTL-B	B3	B	5.00	1 ML+4.00%	09/27/2024	288,678	264,573

								3,013,328

Personal Products-1.0%

Coty, Inc.(9)	BTL-B	B3	B	2.50	1 ME+2.50%	04/07/2025	EUR357,584	384,663
Revlon Consumer Products Corp.(5)	BTL-B	Ca	C	4.25	3 ML+3.50%	09/07/2023	759,093	191,942
Sunshine Luxembourg VII SARL	BTL-B1	B2	B-	5.32	6 ML+4.25%	10/01/2026	992,500	985,588

								1,562,193

Pharmaceuticals-2.8%

Elanco Animal Health Inc	BTL-B	Baa3	BB+	1.91	1 ML+1.75%	08/01/2027	1,167,047	1,133,285
Endo Luxembourg Finance Co. I SARL	BTL-B	B2	B+	5.00	3 ML+4.25%	04/29/2024	499,514	475,878
Milano Acquisition Corp	BTL-B	B2	B+	TBD		10/01/2027	455,000	449,313
Packaging Coordinators Midco Inc.	BTL	B2	B-	TBD		09/25/2027	380,000	378,338
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB	2.90	1 ML+2.75%	11/27/2025	977,647	953,817
Valeant Pharmaceuticals International, Inc.	BTL-B	Ba2	BB	3.15	1 ML+3.00%	06/02/2025	982,742	961,654

								4,352,285

Professional Services-1.9%

AlixPartners LLP	BTL-B	B2	B+	2.64	1 ML+2.50%	04/04/2024	1,283,755	1,250,286
AlixPartners LLP(9)	BTL-B	B2	NR	3.25	3 ME+3.25%	04/04/2024	EUR246,250	284,656
Dun & Bradstreet Corporation	BTL	B1	B+	3.89	1 ML+3.75%	02/06/2026	1,378,075	1,363,605

								2,898,547

Real Estate Investment Trusts-0.5%

VICI Properties 1 LLC	BTL	Ba2	BBB-	1.91	1 ML+1.75%	12/20/2024	853,864	823,765

Road & Rail-1.5%

Boels Top Holding BV(9)	BTL-B	B1	BB-	4.00	1 ME+4.00%	01/14/2027	EUR605,000	689,604
Fly Funding II SARL	BTL-B	Ba3	BBB-	1.99	3 ML+1.75%	08/11/2025	1,021,482	896,351
Savage Enterprises LLC	BTL-B	B1	BB	TBD		08/01/2025	756,440	749,254

								2,335,209

Semiconductors & Semiconductor Equipment-0.1%

Entegris, Inc.	BTL-B	Baa3	BBB-	2.15	1 ML+2.00%	11/06/2025	211,196	210,272

Software-6.6%

Almonde, Inc.	1st Lien	B2	CCC+	4.50	3 ML+3.50%	06/13/2024	492,894	460,240
Almonde, Inc.	2nd Lien	Caa2	CCC-	8.25	3 ML+7.25%	06/13/2025	230,000	215,871
BY Crown Parent LLC	BTL-B1	B1	B-	4.00	1 ML+3.00%	01/31/2026	400,439	395,434
Camelot US Acquistion 1 Co.	BTL	B2	B	TBD		10/30/2026	245,000	243,877
Ceridian HCM Holding, Inc.	BTL-B	B2	B+	2.60	1 WL+2.50%	04/30/2025	573,461	553,390
Dcert Buyer, Inc.	BTL-B	B2	B-	4.15	1 ML+4.00%	10/16/2026	497,500	490,286
Emerald Topco, Inc.	BTL	B2	B	3.76	3 ML+3.50%	07/24/2026	440,550	423,662
Epicor Software Corp	BTL	B2	B-	5.25	1 ML+4.25%	07/30/2027	1,087,908	1,081,380
Epicor Software Corp	2nd Lien	Caa2	CCC	8.75	1 ML+7.75%	07/31/2028	240,000	245,000
Hyland Software, Inc.	1st Lien	B1	B-	4.00	1 ML+3.25%	07/01/2024	1,440,009	1,430,559
Hyland Software, Inc.	2nd Lien	Caa1	CCC	7.75	1 ML+7.00%	07/07/2025	535,000	533,997
Navicure, Inc.	BTL-B	B2	B-	TBD		10/22/2026	160,000	156,000
SS&C Technologies, Inc.	BTL-B3	Ba2	BB+	1.90	1 ML+1.75%	04/16/2025	498,818	482,191
SS&C Technologies, Inc.	BTL-B4	Ba2	BB+	1.90	1 ML+1.75%	04/16/2025	350,454	338,773
SS&C Technologies, Inc.	BTL-B5	Ba2	BB+	1.90	1 ML+1.75%	04/16/2025	1,153,591	1,116,099
Ultimate Software Group, Inc.	BTL-B	B1	B	3.90	1 ML+3.75%	05/04/2026	673,200	666,994
Ultimate Software Group, Inc.	BTL-B	B1	B	4.75	3 ML+4.00%	05/04/2026	340,000	338,566
Zelis Payments Buyer, Inc.	BTL-B	B2	B	4.90	1 ML+4.75%	09/30/2026	992,500	983,609

								10,155,928

Specialty Retail-2.0%

Bass Pro Group LLC	BTL-B	B1	B	5.75	3 ML+5.00%	09/25/2024	703,664	696,891
Foundation Building Materials Holding Co. LLC	BTL-B	B2	BB-	3.15	1 ML+3.00%	08/13/2025	491,250	483,267
Michaels Stores, Inc.	BTL-B	NR	NR	TBD		09/17/2027	337,529	329,091
Michaels Stores, Inc.	BTL	NR	NR	TBD		01/30/2023	337,529	336,010
PetSmart, Inc.	BTL-B2	B2	B	4.50	3 ML+3.50%	03/11/2022	419,344	417,847

SRS Distribution, Inc.	BTL-B	B3	B	4.40	1 ML+4.25%	05/23/2025	352,338	347,052
Staples, Inc.	BTL-B	B1	B	5.25	3 ML+5.00%	04/16/2026	500,031	460,207

								3,070,365

Tech Hardware, Storage & Peripheral 0.2%

Cardtronics USA, Inc.	BTL-B	Ba2	BB+	5.00	1 ML+4.00%	06/29/2027	289,275	288,280

Trading Companies & Distributors-2.2%
American Builders & Contractors Supply Co., Inc.	BTL	B1	BB+	2.15	1 ML+2.00%	01/15/2027	990,000	960,300
Beacon Roofing Supply, Inc.	BTL-B	B2	BB	2.40	1 ML+2.25%	01/02/2025	438,750	424,079
HD Supply, Inc.	BTL-B5	Ba1	BBB-	1.90	1 ML+1.75%	10/17/2023	1,054,947	1,049,672
HD Supply Waterworks, Ltd.	BTL-B	B2	B	3.75	3 ML+2.75%	08/01/2024	171,121	167,057
HD Supply Waterworks, Ltd.	BTL-B	B2	B	3.75	6 ML+2.75%	08/01/2024	268,429	262,054
Univar USA, Inc.	BTL-B5	Ba3	BB+	2.15	1 ML+2.00%	07/01/2026	168,725	164,296
Univar USA, Inc.	BTL-B3	Ba3	BB+	2.40	1 ML+2.25%	07/01/2024	413,296	407,096

								3,434,554

Total Loans (cost $141,758,427)								135,656,362

U.S. CORPORATE BONDS & NOTES-5.4%
Aerospace & Defense-0.2%

Spirit AeroSystems, Inc.*	Senior Notes	Ba2	BB-	5.50		01/15/2025	230,000	231,150

Auto Components-0.2%

Clarios Global LP / Clarios US Finance Co.*	Company Guar. Notes	Caa1	CCC+	8.50		05/15/2027	250,000	258,125

Biotechnology-0.1%

Emergent BioSolutions, Inc.*	Company Guar. Notes	Ba3	BB-	3.88		08/15/2028	70,000	70,275

Building Products-0.1%

Advanced Drainage Systems, Inc.*	Senior Notes	B1	B	5.00		09/30/2027	220,000	229,900

Construction & Engineering-0.4%

Brand Energy & Infrastructure Services, Inc.*	Senior Notes	Caa2	CCC	8.50		07/15/2025	250,000	236,250
PowerTeam Services LLC*	Senior Notes	B3	B-	9.03		12/04/2025	420,000	442,575

								678,825

Containers & Packaging-0.2%

Owens-Brockway Glass Container, Inc.*	Company Guar. Notes	B1	B	6.63		05/13/2027	250,000	270,781

Electronic Equipment, Instruments & Components-0.2%

Avantor Funding, Inc.*	Company Guar. Notes	B3	B	4.63		07/15/2028	250,000	259,375

Health Care Providers & Services-0.2%

Centene Corp	Senior Notes	Ba1	BBB-	4.63		12/15/2029	250,000	269,665

Hotels, Restaurants & Leisure-0.0%

Boyd Gaming Corp	Company Guar. Notes	Caa1	B-	4.75		12/01/2027	250,000	245,313
Boyd Gaming Corp*	Senior Notes	Caa1	B-	8.63		06/01/2025	500,000	548,140
Caesars Entertainment, Inc.*	Senior Notes	Caa1	CCC+	8.13		07/01/2027	150,000	159,000

								952,453

Household Products-0.1%

Energizer Holdings, Inc.*	Company Guar. Notes	B2	B+	6.38		07/15/2026	125,000	134,399

Insurance-0.2%

Acrisure LLC / Acrisure Finance, Inc.*	Senior Sec. Notes	B2	B	8.13		02/15/2024	250,000	261,874

Media-0.2%

Houghton Mifflin Harcourt Publishers, Inc.*	Senior Notes	Caa1	B	9.00		02/15/2025	400,000	384,000

Multi Utilities-0.0%

Texas Competitive Electric Holdings Co. LLC*	Escrow Notes	NR	NR	6.25		10/01/2020	4,174,956	6,262

Oil, Gas & Consumable Fuels-0.5%

EQM Midstream Partners LP*	Senior Notes	Ba3	BB-	6.00		07/01/2025	275,000	283,594
Foothills Resource, Inc.(5)	Escrow Notes	NR	NR	11.50		04/01/2023	715,000	1,180
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.*	Company Guar. Notes	Ca	C	8.75		04/15/2023	775,000	519,250

								804,024

Pharmaceuticals-0.0%

Par Pharmaceutical, Inc.*	Senior Notes	B2	B+	7.50		04/01/2027	45,000	47,146

Professional Services-0.1%

Jaguar Holding Co II / PPD Development LP*	Company Guar. Notes	B2	B	5.00		06/15/2028	105,000	109,594

Road & Rail-0.2%

United Rentals North America, Inc.	Company Guar. Notes	Ba3	BB-	3.88		02/15/2031	240,000	243,600

Software-0.7%

SS&C Technologies, Inc.*	Company Guar. Notes	B2	B+	5.50		09/30/2027	750,000	797,040
Black Knight InfoServ LLC*	Company Guar. Notes	Ba3	B+	3.63		09/01/2028	275,000	277,922

								1,074,962

Specialty Retail-0.3%

L Brands, Inc.*	Company Guar. Notes	B2	B+	6.63		10/01/2030	405,000	412,088

Textiles, Apparel & Luxury Goods-0.2%

PVH Corp.*	Senior Notes	Baa3	BBB-	4.63		07/10/2025	255,000	265,837

Thrifts & Mortgage Finance-0.7%

Genworth Mortgage Holdings, Inc.*	Senior Notes	Ba3	NR	6.50		08/15/2025	245,000	255,952
MGIC Investment Corp.	Senior Notes	Ba1	BB+	5.25		08/15/2028	195,000	201,128
PennyMac Financial Services, Inc.*	Company Guar. Notes	B2	B+	5.38		10/15/2025	615,000	622,688

								1,079,768

Trading Companies & Distributors-0.2%

Performance Food Group, Inc.*	Senior Notes	B2	B	5.50	10/15/2027	315,000	324,450

Total U.S. Corporate Bonds & Notes (cost $9,065,514)							8,368,553

FOREIGN CORPORATE BONDS & NOTES-2.2%
Airlines-0.2%

Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd*	Senior Notes	Ba3	NR	8.00	09/20/2025	295,000	312,558

Containers & Packaging-0.4%

Ardagh Packaging Finance PLC*	Senior Sec. Notes	B1	BB	4.13	08/15/2026	390,000	395,363
Ardagh Packaging Finance PLC*	Senior Sec. Notes	B1	BB	5.25	04/30/2025	240,000	250,800

							646,163

Hotels, Restaurants & Leisure-0.5%

Carnival Corp*	Senior Sec. Notes	Ba2	BB+	11.50	04/01/2023	500,000	560,323
Royal Caribbean Cruises Ltd*	Company Guar. Notes	B2	BB-	9.13	06/15/2023	175,000	185,500

							745,823

Media-0.2%

Virgin Media Secured Finance PLC*	Senior Sec. Notes	Ba3	BB-	4.50	08/15/2030	250,000	256,860

Pharmaceuticals-0.6%

Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	5.00	01/30/2028	485,000	471,056
Bausch Health Cos, Inc.*	Company Guar. Notes	B3	B	9.00	12/15/2025	385,000	418,803
Endo, Ltd./Endo Finance LLC*	Company Guar. Notes	Caa2	CCC+	6.00	06/30/2028	114,000	83,790

							973,649

Wireless Telecommunication Services-0.3%

Vmed O2 UK Financing I PLC*	Senior Sec. Notes	Ba3	BB-	4.25	01/31/2031	400,000	407,000

Total Foreign Corporate Bonds & Notes (cost $3,180,488)							3,342,053

COMMON STOCKS-0.3%
Energy Equipment & Services-0.0%

Philadelphia Energy Solutions LLC, Class A†(7)						35,161	352

Industrial Conglomerates-0.2%

AFG Holdings, Inc.†(7)						14,309	236,098

Oil, Gas & Consumable Fuels-0.1%

Ascent Resources Marcellus LLC, Class A†(5)(7)						187,384	142,412
Foresight Energy LLC†(5)(7)						9,106	75,821

							218,233

Total Common Stocks (cost $1,746,150)							454,683

WARRANTS-0.0%
Oil, Gas & Consumable Fuels-0.0%

Ascent Resources Marcellus LLC†(5)(7) Expires 03/30/2023 (strike price $6.15) (cost $4,625)						48,515	970

ESCROWS AND LITIGATION TRUSTS-0.0%

Paragon Offshore, Ltd.(5)† (cost $3,514)	Escrow Holding	NR	NR	6.00	07/18/2021	4,516	0

Total Long-Term Investment Securities (cost $155,754,093)							147,822,621

SHORT-TERM INVESTMENT SECURITIES-3.5%
Registered Investment Companies -3.5%

State Street Institutional Liquid Reserves Fund, Administration Class 0.00%(8)
(cost $5,327,337)						5,326,495	5,327,028

TOTAL INVESTMENTS
(cost $161,086,055)						99.6%	153,149,649
Other assets in excess of liabilities						0.4%	620,474

NET ASSETS						100.0%	$153,770,123

BTL   Bank Term Loan

EUR   Euro Currency

NR   Security is not rated.

TBD - Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At September 30, 2020, the aggregate value of these securities was $10,749,720, representing 7.0% of net assets.

**	Denominated in United States Dollars unless otherwise noted.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings provided are as of September 30 , 2020.
(2)

Based on the stated maturity, the weighted average to maturity of the loans held in the portfolio is approximately 57 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Security classified as Level 3 (see Note 1).
(6)	All or a portion of this holding is subject to unfunded loan commitments (see Note 3).

(7)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AFG Holdings, Inc.	01/22/2013	14,309	$911,111	$236,098	$16.50	0.15%
Ascent Resources Marcellus LLC, Class A	03/30/2018	187,384	567,151	142,412	0.76	0.09
Foresight Energy LLC	06/30/2020	9,106	82,315	75,821	8.33	0.05
Philadelphia Energy Solutions LLC, Class A	04/04/2018	35,161	185,574	352	0.01	0.00
Warrants
Ascent Resources Marcellus LLC	03/30/2018	48,515	4,625	970	0.02	0.00

				$455,653		0.29%

(8)	The rate shown is the 7-day yield as of September 30, 2020.
(9)	The referenced Index is less than 0.00% at the period end. The loan has an interest rate floor whereby the floating rate used in the coupon rate calculation cannot be less than zero.
(10)	Security in default of interest.
(11)	Company has filed for bankruptcy protection.
(12)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 9.00%. The security is also currently paying interest in the form of additional loans at 5.00%.

(13)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional loans at 11.00%.

(14)

“Payment-in-Kind” (PIK) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 4.25%. The security is also currently paying interest in the form of additional loans at 6.99%.

Index Legend

1 ME—1 Month Euribor

1 ML—1 Month USD LIBOR

1 WL—1 Week USD LIBOR

2 ML—2 Month USD LIBOR

3 ME—3 Month Euribor

3 ML—3 Month USD LIBOR

6 ME—6 Month Euribor

6 ML—6 Month USD LIBOR

USFRBPLR—US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley And Co. International PLC	EUR	13,287,279	USD	15,495,997	10/30/2020	$—	$(91,672)
	USD	55,979	EUR	48,000	10/30/2020	331	—

Net Unrealized Appreciation (Depreciation)						$331	$(91,672)

EUR—Euro Currency

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Loans:
Energy Equipment & Services	$—	$—	$306,531	$306,531
Industrial Conglomerates	—	90,629	90,513	181,142
Oil, Gas & Consumable Fuels	—	3,003,015	10,313	3,013,328
Personal Products	—	1,370,251	191,942	1,562,193
Other Industries	—	130,593,168	—	130,593,168
U.S. Corporate Bonds & Notes:
Oil, Gas & Consumable Fuels	—	802,844	1,180	804,024
Other Industries	—	7,564,529	—	7,564,529
Foreign Corporate Bonds & Notes	—	3,342,053	—	3,342,053
Common Stocks:
Industrial Conglomerates	—	236,098	—	236,098
Oil, Gas & Consumable Fuels	—	—	218,233	218,233
Other Industries	—	352	—	352
Warrants	—	—	970	970
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investment Securities	5,327,028	—	—	5,327,028

Total Investments at Value	$5,327,028	$147,002,939	$819,682	$153,149,649

Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$331	$—	$331

LIABILITIES:
Other Financial Instruments:@
Forward Foreign Currency Contracts	$—	$91,672	$—	$91,672

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
@	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2020 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principals (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Fund’s assets and liabilities classified in the fair value hierarchy as of September 30, 2020, is reported on a schedule at the end of the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior secured floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 pm Eastern time forward rate and are generally categorized as Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Fund used forward contracts to protect against uncertainty in the level of future exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Fund’s Portfolio of Investments.

Master Agreements: The Fund holds derivative instruments and other financial instruments whereby the Fund may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on the Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require the Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to the Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements.

Note 3. Unfunded Loan Commitments

At September 30, 2020, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

		Maturity	Principal
Borrower	Type	Date	Amount	Value
Eyecare Partners LLC	Delayed Draw	02/18/2027	$137,162	$129,904
MED ParentCo LP	Delayed Draw	08/31/2026	48,708	45,688
Pathway Vet Alliance LLC	Delayed Draw	03/31/2027	19,919	19,582
Pro Mach Group, Inc.	Delayed Draw	03/07/2025	86,692	88,860

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Excahnge Commission’s website at www.sec.gov.